Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Amplify YieldShares CWP Dividend & Option Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY YIELDSHARES CWP DIVIDEND & OPTION INCOME ETF   Summary Information
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify YieldShares CWP Dividend & Option Income ETF seeks to provide current income as its primary investment objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and to provide capital appreciation as its secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 22, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period ended October 31, 2017, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its total assets in dividend-paying U.S. exchange-traded equity securities ("Equity Securities") and will opportunistically utilize an "option strategy" consisting of writing (selling) U.S. exchange-traded covered call options on such Equity Securities. Amplify Investments LLC is the investment adviser (the "Adviser") to the Fund. Capital Wealth Planning, LLC ("CWP") and Penserra Capital Management LLC ("Penserra") serve as investment sub-advisers to the Fund (Penserra, together with CWP, the "Sub-Advisers," and each, a "Sub-Adviser"). Penserra is responsible for implementing the Fund's investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund's portfolio, and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, CWP and the Adviser. The Sub-Advisers are not affiliated with the Fund or the Adviser.

The Fund's portfolio is strategically designed to offer high levels total return on a risk-adjusted basis. The portfolio consists primarily of dividend-paying stocks that deliver cash flows from dividend and option income while offering the potential for capital appreciation. CWP constructs a portfolio that is diversified across the industry sectors represented by the S&P 500 Total Return Index (the "S&P 500") and sells call options tactically to generate additional income. CWP actively manages sector allocation and opportunities to participate in defensive and cyclical trends within economic cycles. CWP also screens for growth and value stocks that have a history of increasing dividends and possess strong fundamentals.

Equity Securities Portfolio

CWP seeks to identify Equity Securities of high-quality large capitalization companies from the S&P 500 that CWP believes are likely, over time, to sustain their earnings and cash flow growth and increase their dividends. In accordance with this investment methodology, CWP seeks to identify Equity Securities of companies that are likely to raise annual dividends with consistency. In constructing its portfolio of approximately 20 to 25 of such Equity Securities (the "Portfolio"), CWP considers which industry sectors represented by the S&P 500 appear to be outperforming relative to the overall market and over-weights those sectors by selecting Equity Securities that are outperforming relative to their peers within such sectors. Under normal market circumstances, the Portfolio's aggregate exposure to any one sector will be less than 25%, and the maximum weighting of each of the Equity Securities will be no more than 8%. The Equity Securities held by the Fund will, on an ongoing basis, be screened and adjusted according to other investment attributes, including market capitalization, management track record, earnings, cash flows and return on equity.

Covered Call Option Strategy

The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by an investor who sells or writes an option contract to another party. CWP seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

For more information on the Fund's Principal Investment Strategy, including the Enhanced Dividend Income Portfolio, please refer to the "Additional Information About the Fund's Strategies and Risks—Principal Investment Strategies" and "Management of the Fund—Performance" sections later in this prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund's net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in "Purchase and Sale of Shares") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

Below Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (discount), at or above (premium) their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Covered Call Risk. Covered call risk is the risk that the Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objectives.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk. The Fund will engage in active trading, which may result in a turnover of the Fund's portfolio to be greater than 100% annually. The Fund's strategy may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent portfolio turnover may negatively affect the Fund's performance.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Small Fund Risk. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. The Fund's performance information is accessible on the Fund's website at www.amplifyetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's highest quarterly return was 9.85% (quarter ended December 31, 2017) and the Fund's lowest quarterly return was 0.68% (quarter ended June 30, 2017).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Amplify YieldShares CWP Dividend & Option Income ETF | Amplify YieldShares CWP Dividend & Option Income ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVO
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[1]
One Year	rr_ExpenseExampleYear01	$ 50
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	485
Ten Years	rr_ExpenseExampleYear10	$ 1,135
Annual Return 2017	rr_AnnualReturn2017	21.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.68%
1 Year	rr_AverageAnnualReturnYear01	21.32%
Since Inception	rr_AverageAnnualReturnSinceInception	19.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2016

[1]	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to reduce its management fee by 0.46% and effectively reimburse any acquired fund fees incurred by the Fund in an amount that limits the Fund's "Total Annual Fund Operating Expenses" (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, and other extraordinary expenses) to not more than 0.49% of the daily net assets of the Fund until October 22, 2019.